Notes Payable (Details) - Schedule of notes payable agreements with third parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Unpaid Principal Balance		$ 41,719	$ 164,689
Fair Value Measurement Adjustments		264	29,489
Original issue discount and proceeds allocated to warrants		(10,878)	(27,124)
Net Carrying Value		31,105	167,054
Interest Expense		$ 1,683	$ 1,400
Bridge Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		October 27, 2028
Contractual Interest Rates		10.00%
Unpaid Principal Balance		$ 36,622
Fair Value Measurement Adjustments		264
Original issue discount and proceeds allocated to warrants		(10,878)
Net Carrying Value		26,008
Interest Expense		$ 1,676
Notes payable - China other [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		Due on Demand
Contractual Interest Rates
Unpaid Principal Balance		$ 4,997
Net Carrying Value		$ 4,997
Auto loans [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		October 26, 2026	October 26, 2026
Contractual Interest Rates		7.00%	7.00%
Unpaid Principal Balance		$ 100	$ 121
Net Carrying Value		100	$ 121
Interest Expense		$ 7
March 1, 2021 Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[1]		March 1, 2022
Contractual Interest Rates	[1]		14.00%
Unpaid Principal Balance	[1]		$ 55,000
Fair Value Measurement Adjustments	[1]		7,692
Original issue discount and proceeds allocated to warrants	[1]		(5,997)
Net Carrying Value	[1]		$ 56,695
August 26, 2021 Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[1]		March 1, 2022
Contractual Interest Rates	[1]		14.00%
Unpaid Principal Balance	[1]		$ 30,000
Fair Value Measurement Adjustments	[1]		1,011
Original issue discount and proceeds allocated to warrants	[1]		(87)
Net Carrying Value	[1]		$ 30,924
June 9, 2021 Note 1 and Note 2 [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[2]		December 9, 2022
Contractual Interest Rates	[2]
Unpaid Principal Balance	[2]		$ 40,000
Fair Value Measurement Adjustments	[2]		8,503
Original issue discount and proceeds allocated to warrants	[2]		(9,522)
Net Carrying Value	[2]		$ 38,981
August 10, 2021 Optional Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[2]		February 10, 2023
Contractual Interest Rates	[2]		15.00%
Unpaid Principal Balance	[2]		$ 33,917
Fair Value Measurement Adjustments	[2]		12,283
Original issue discount and proceeds allocated to warrants	[2]		(11,518)
Net Carrying Value	[2]		$ 34,682
Notes payable - China various other [Member]
Debt Instrument [Line Items]
Contractual Maturity Date			Due on demand
Contractual Interest Rates
Unpaid Principal Balance			$ 5,458
Net Carrying Value			$ 5,458
PPP Loan [Member]
Debt Instrument [Line Items]
Contractual Maturity Date			April 17, 2022
Contractual Interest Rates			1.00%
Unpaid Principal Balance			$ 193
Net Carrying Value			$ 193

[1]	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85.0 million. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55.0 million, receiving net proceeds of $51.5 million, inclusive of a 4.00% original issue discount and $0.1 million of debt issuance costs paid directly by the lender (“March 1, 2021 Notes”). The notes payable were collateralized by a first lien on virtually all tangible and intangible assets of the Company, bore interest at 14% per annum and matured on March 1, 2022. On February 25, 2022, the Company repaid the $55.0 million principal amount of the March 1, 2021 Notes with accrued interest of $7.7 million.
[2]	In addition, in conjunction with the issuance of the notes payable, the Company committed to issue the Ares Warrants to the lender to purchase the Company’s Class A Common Stock no later than August 11, 2021, or if earlier, 15 days after consummation of the Business Combination. The warrants have a term of six years, be equal to 0.20% of the fully diluted capitalization of FFIE’s Class A Common Stock and have an exercise price of $10.00 per share. The commitment to issue the warrants meets the definition of a derivative, was accounted for as a liability, and will be marked to fair value at the end of each reporting period with changes in fair market value recorded in the Consolidated Statements of Operations and Comprehensive Loss. The Company determined the commitment to issue warrants was a liability as of March 1, 2021, and estimated the fair value of the warrants to be $5.0 million using the Black-Scholes option-pricing model (see Note 8, Fair Value of Financial Instruments).